Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Summary information by segment

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$340,814	$61,964	$402,778	$477,891	$880,669
- Advertising	340,814	—	340,814	402,415	743,229
- Non-advertising	—	61,964	61,964	75,476	137,440
Costs of revenues	157,862	35,558	193,420	141,960	335,380
Gross margin	54%	43%	52%	70%	62%
Operating expenses:
Sales and marketing			$104,369	$126,059	$230,428
Product development			66,327	143,444	209,771
General and administrative			63,943	28,925	92,868

Total operating expenses			234,639	298,428	533,067

Income (loss) from operations			(25,281)	37,503	12,222
Interest and other income, net			16,048	6,344	22,392
Income (loss) from equity method investments, net			224	(6)	218
Realized gain on long-term investments			18,846	944	19,790
Investment related impairment			(474)	(8,005)	(8,479)

Income before income tax expense			9,363	36,780	46,143
Income tax expense			(7,829)	(2,591)	(10,420)

Net income			$1,534	$34,189	$35,723

For the Year Ended December 31, 2016:

	Portal advertising	Others	Portal advertising & Others	Weibo	Elimination*	Total
	(In thousands, except percentages)
Net revenues	$304,090	$74,931	$379,021	$655,800	$(3,885)	$1,030,936
- Advertising	304,090	—	304,090	570,982	(3,885)	871,187
- Non-advertising	—	74,931	74,931	84,818	—	159,749
Costs of revenues	136,196	47,555	183,751	171,231	(286)	354,696
Gross margin	55%	37%	52%	74%		66%
Operating expenses:
Sales and marketing			$102,384	$148,283	(3,599)	$247,068
Product development			62,140	154,088	—	216,228
General and administrative			58,256	41,218	—	99,474
Goodwill and acquired intangibles impairment			40,194	—	—	40,194

Total operating expenses			$262,974	$343,589	$(3,599)	$602,964

Income (loss) from operations			(67,704)	140,980	—	73,276
Interest and other income, net			17,456	8,757		26,213
Change in fair value of option liability			(28,456)	—		(28,456)
Loss from equity method investments, net			(11,636)	(130)		(11,766)
Realized gain on long-term investments			289,159	534		289,693
Investment related impairment			(4,272)	(40,161)		(44,433)

Income before income tax expense			194,547	109,980		304,527
Income tax expense			(22,903)	(4,316)		(27,219)

Net income			$171,644	$105,664		$277,308

For the Year Ended December 31, 2017:

	Portal advertising	Others	Portal advertising & Others	Weibo	Elimination*	Total
	(In thousands, except percentages)
Net revenues	$320,473	$122,535	$443,008	$1,150,054	$(9,178)	$1,583,884
- Advertising	320,473	—	320,473	996,745	(5,352)	1,311,866
- Non-advertising	—	122,535	122,535	153,309	(3,826)	272,018
Costs of revenues	121,278	65,733	187,011	231,255	(4,129)	414,137
Gross margin	62%	46%	58%	80%		74%
Operating expenses:
Sales and marketing			$138,368	$275,537	(5,049)	$408,856
Product development			73,999	193,393	—	267,392
General and administrative			62,608	42,315	—	104,923

Total operating expenses			$274,975	$511,245	$(5,049)	$781,171

Income (loss) from operations			(18,978)	407,554	—	388,576
Interest and other income, net			29,436	13,260		42,696
Income (loss) from equity method investments, net			(17,100)	1,030		(16,070)
Realized gain on long-term investments			131,993	14		132,007
Investment related impairment			(118,223)	(4,747)		(122,970)

Income before income tax expense			7,128	417,111		424,239
Income tax expense			(7,930)	(66,746)		(74,676)

Net income (loss)			$(802)	$350,365		$349,563

* Weibo has provided advertising service to portal advertising business since 2016 and started to provide channel service to other business since 2017. The related revenue, cost of revenue and expenses were eliminated at the consolidation level.

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2015:
Net revenues	$864,075	$16,594	$880,669
Long-lived assets	$56,327	$260	$56,587
Year ended and as of December 31, 2016:
Net revenues	$1,016,210	$14,726	$1,030,936
Long-lived assets	$243,288	$234	$243,522
Year ended and as of December 31, 2017:
Net revenues	$1,571,035	$12,849	$1,583,884
Long-lived assets	$285,208	$279	$285,487